Treasury Shares	12 Months Ended
Dec. 31, 2020
Treasury Shares
Treasury Shares

13.Treasury Shares

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. For the year ended December 31, 2019 and 2020, under the repurchase plan, the Group had repurchased an aggregate of 80,311,250 and 83,854,891 Class A ordinary shares on the open market for a total cash consideration of US$12,283,426 and US$ 9,480,179, respectively, which were accounted for as the cost of the treasury shares.

As of December 31, 2020, 135,205,591 treasury shares have been cancelled.